Company and Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible promissory notes issued		$ 74,972			$ 12,267
Proceeds from issuance of redeemable convertible preferred stock			$ 69,860	$ 69,860	454,260
Company incorporation date of incorporation	Nov. 21, 2016	Nov. 21, 2016
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price						$ 10.00
Pre transaction equity value						$ 5,000,000
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible promissory notes issued					11,200
Proceeds from issuance of redeemable convertible preferred stock					$ 454,500
Proceeds from Issuance of Preferred Stock		$ 75,000		$ 70,500